Interest in Other entities - Summary of Joint Operations (Detail)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Ravva block - Exploration and production [member]
Disclosure of joint ventures [line items]
Area	Krishna Godavari
Participating Interest (%)	22.50%	22.50%
CB-OS/2 - Exploration [member]
Disclosure of joint ventures [line items]
Area	Cambay Offshore
Participating Interest (%)	60.00%	60.00%
CB-OS/2 - Development & production [member]
Disclosure of joint ventures [line items]
Area	Cambay Offshore
Participating Interest (%)	40.00%	40.00%
RJ-ON-90/1- Exploration [member]
Disclosure of joint ventures [line items]
Area	Rajasthan Onshore
Participating Interest (%)	100.00%	100.00%
RJ-ON-90/1- Development & production [member]
Disclosure of joint ventures [line items]
Area	Rajasthan Onshore
Participating Interest (%)	70.00%	70.00%
KG-OSN-2009/3 – Exploration [member]
Disclosure of joint ventures [line items]
Area	Krishna Godavari Offshore
Participating Interest (%)	100.00%	100.00%
KG-ONN-2003/1 [member]
Disclosure of joint ventures [line items]
Area	Krishna Godavari Onshore
Participating Interest (%)	49.00%	49.00%